Other Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Liabilities
Note 12 – Other Liabilities
Other liabilities were comprised of the following at the dates indicated:

	September 30, 2015	December 31, 2014
Contingent loan repurchase liability (1)	$310,373	$274,265
Accrued expenses	167,412	142,592
Liability for indemnification obligations	86,873	132,918
Liability for uncertain tax positions (2)	48,700	28,436
Checks held for escheat	16,131	18,513
Payable to loan servicing and subservicing investors	13,856	67,722
Due to related parties (3)	—	55,585
Other (4) (5)	392,820	73,503
	$1,036,165	$793,534

(1)
In connection with the Ginnie Mae EBO Transactions, we have re-recognized certain loans on our consolidated balance sheets and establish a corresponding repurchase liability regardless of our intention to repurchase the loan.

(2)
We file various U.S. federal, state and local, and foreign tax returns. The tax years in our major jurisdictions that remain subject to examination are our U.S. federal tax returns for the years ended December 31, 2008 through to the current tax year, our USVI corporate tax returns for the years ended December 31, 2012 through to the current tax year, and our India corporate tax returns for the years ended March 31, 2005 through to the current tax year. Our U.S. federal tax returns for the years ended December 31, 2008, 2009, and 2010, our U.S. federal tax return for the year ended December 31, 2012, and the U.S. federal tax return for our USVI subsidiary, OMS, for the year ended December 31, 2012 are currently under examination by the Internal Revenue Service (IRS). Although we are confident in the merits of our tax positions under examination, considering the current status of the various IRS examinations and our assessment of tax reserves for all open tax years, we increased our liability for uncertain tax positions by approximately $19.2 million and $20.2 million for the three and nine months ended September 30, 2015, respectively. We believe our liability for uncertain tax positions as of September 30, 2015 is appropriate. It is reasonably possible that there could be a change in the amount of our uncertain tax positions within the next 12 months due to activities of various worldwide taxing authorities, including proposed assessments of additional tax, possible settlement of tax audit issues, or the expiration of applicable statutes of limitations. An estimate of the change in our uncertain tax positions within the next 12 months cannot be made at this time.

(3)	Entities that we reported as related parties at December 31, 2014 are no longer considered to be related parties, and amounts payable to them are now reported within Other.

(4)
The balance at September 30, 2015 includes $180.4 million due in connection with the repurchase of loans from Ginnie Mae securitizations. The repurchased loans are classified as held for sale and carried at the lower of cost or fair value at September 30, 2015. On October 1, 2015, we settled this liability and sold these loans.

(5)	The balance at September 30, 2015 includes $80.0 million received prior to the closing of the related sale of MSRs and advances which is expected to occur by early November 2015.

Note 15 — Other Liabilities
Other liabilities were comprised of the following at December 31:

	2014	2013
Contingent loan repurchase liability (1)	$274,265	$—
Accrued expenses	142,592	108,870
Liability for indemnification obligations	132,918	192,716
Payable to servicing and subservicing investors (2)	67,722	33,501
Due to related parties	55,585	77,901
Liability for selected tax items	28,436	27,273
Checks held for escheat	18,513	24,392
Liability for certain foreclosure matters (3)	—	66,948
Additional purchase price due seller - ResCap Acquisition	—	54,220
Other	73,503	58,774
	$793,534	$644,595

(1)
In connection with the Ginnie Mae EBO Transactions, we have re-recognized certain loans on our consolidated balance sheets and establish a corresponding repurchase liability regardless of our intention to repurchase the loan.

(2)	The balance represents amounts due to investors in connection with loans we service under servicing and subservicing agreements.

(3)
This liability was settled in May 2014. We recognized $53.5 million of expense in Professional services during 2013 to establish the liability. We recognized the remaining $13.4 million of the liability as an adjustment to the initial purchase price allocation related to the Homeward Acquisition. We applied this measurement period adjustment retrospectively to our Consolidated Balance Sheet at December 31, 2012 with an offsetting increase in goodwill.